Fair Value Measurements - Summary of Net Realized and Unrealized Gains and Losses Included in Income Related to Level 3 Liabilities (Details) - Level 3 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Preference Shares
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Net Realized and Unrealized Gains (Losses) Included in Income	$ (753)	$ (639)
Contingent Consideration for Solutions Infini Acquisition
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Net Realized and Unrealized Gains (Losses) Included in Income	15	71
Research and Development | Preference Shares
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Net Realized and Unrealized Gains (Losses) Included in Income	(225)	(249)
Sales and Marketing | Preference Shares
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Net Realized and Unrealized Gains (Losses) Included in Income	(89)	(99)
General and Administrative | Preference Shares
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Net Realized and Unrealized Gains (Losses) Included in Income	(180)	(200)
Financial Expense, Net | Preference Shares
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Net Realized and Unrealized Gains (Losses) Included in Income	(259)	(91)
Financial Expense, Net | Contingent Consideration for Solutions Infini Acquisition
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Net Realized and Unrealized Gains (Losses) Included in Income	(3)	(22)
Foreign Currency Loss | Contingent Consideration for Solutions Infini Acquisition
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Net Realized and Unrealized Gains (Losses) Included in Income	$ 18	$ 93